PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Schedule of Property, Plant and Equipment, Net
Balance as of December 31, 2019:

	Office furniture	Manufacturing machinery and lab equipment	Computers	Leasehold improvements	Total
Cost
Balance as of January 1, 2019	243	4,054	102	2,123	6,522
Disposals	-	-	(38)	-	(38)
Additions	60	480	60	192	792
Foreign currency translation	(2)	-	-	-	(2)

Balance as of December 31, 2019	301	4,534	124	2,315	7,274

Accumulated Depreciation

Balance as of January 1, 2019	161	2,153	70	2,118	4,502
Disposals	-	-	(38)	-	(38)
Additions	16	453	28	11	508
Foreign currency translation	(2)	-	-	-	(2)

Balance as of December 31, 2019	175	2,606	60	2,129	4,970

Depreciated cost
December 31, 2019	126	1,928	64	186	2,304

Balance as of December 31, 2018:

	Office furniture	Manufacturing machinery and lab equipment	Computers	Leasehold improvements	Total
Cost
Balance as of January 1, 2018	248	3,561	139	2,120	6,068
Disposals	(7)	-	(55)	-	(62)
Additions	7	493	19	3	522
Foreign currency translation	(5)	-	(1)	-	(6)

Balance as of December 31, 2018	243	4,054	102	2,123	6,522

Accumulated Depreciation

Balance as of January 1, 2018	154	1,802	93	2,095	4,144
Disposals	(7)	-	(55)	-	(62)
Additions	18	351	33	23	425
Foreign currency translation	(4)	-	(1)	-	(5)

Balance as of December 31, 2018	161	2,153	70	2,118	4,502

Depreciated cost
December 31, 2018	82	1,901	32	5	2,020